Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Currency translation differences, taxes	$ (9)	$ 9
Change in fair value of available-for-sale financial instruments, taxes	0	0
Change in fair value of marketable equity securities, taxes	1	(14)
Remeasurements of retirement benefit plans, tax	$ (68)	$ 13